UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

This report on Form N-CSR relates solely to the Registrant's Fidelity Real Estate High Income Fund series (the "Fund").

Item 1. Reports to Stockholders

Fidelity®
Real Estate High Income
Fund

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.93%	$ 1,000.00	$ 1,040.70	$ 4.73
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.29	$ 4.68

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
AAA,AA,A 31.8%	AAA,AA,A 23.9%
BBB 21.1%	BBB 21.9%
BB 16.7%	BB 19.9%
B 6.7%	B 11.5%
CCC,CC,C 8.4%	CCC,CC,C 7.7%
D 0.9%	D 1.2%
Not Rated 3.1%	Not Rated 3.7%
Equities 3.1%	Equities 6.7%
Short-Term Investments and Net Other Assets 8.2%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Where neither Moody's or S&P ratings are available, we have used Fitch® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Interfund Loans 0.0%	Interfund Loans 3.3%
CMOs and Other Mortgage Related Securities 75.0%	CMOs and Other Mortgage Related Securities 74.8%
Asset-Backed Securities 6.9%	Asset-Backed Securities 9.0%
Nonconvertible Bonds 3.1%	Nonconvertible Bonds 2.8%
Convertible Bonds, Preferred Stocks 6.1%	Convertible Bonds, Preferred Stocks 5.8%
Floating Rate Loans 0.3%	Floating Rate Loans 0.4%
Other Investments 0.4%	Other Investments 0.4%
Short-Term Investments and Net Other Assets 8.2%	Short-Term Investments and Net Other Assets 3.5%

Semiannual Report

Investments May 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 6.1%
		Principal Amount (b)	Value
Convertible Bonds - 3.0%
Homebuilding/Real Estate - 3.0%
Anthracite Capital, Inc. 11.75% 9/1/27 (c)		$ 1,500,000	$ 150,150
ERP Operating LP 3.85% 8/15/26		2,230,000	2,145,327
ProLogis Trust 1.875% 11/15/37		1,000,000	709,970
SL Green Realty Corp. 3% 3/30/27 (c)		1,500,000	1,224,375
Vornado Realty Trust 2.85% 4/1/27		3,000,000	2,542,980
Weingarten Realty Investors 3.95% 8/1/26		3,000,000	2,700,000
			9,472,802
Nonconvertible Bonds - 3.1%
Diversified Financial Services - 0.2%
Wrightwood Capital LLC 9% 6/1/14 (f)		1,000,000	700,000
Healthcare - 0.5%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,586,200
Homebuilding/Real Estate - 1.8%
Forest City Enterprises, Inc.:
6.5% 2/1/17		500,000	250,000
7.625% 6/1/15		500,000	275,000
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	724,848
HMB Capital Trust V 4.92% 12/15/36 (a)(c)(d)		1,000,000	100
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	854,271
Rouse Co.:
5.375% 11/26/13 (a)		2,455,000	1,528,238
7.2% 9/15/12 (a)		75,000	47,063
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (a)(c)		3,335,000	2,076,038
			5,755,558
Hotels - 0.6%
Times Square Hotel Trust 8.528% 8/1/26 (c)		2,442,795	2,054,391
TOTAL NONCONVERTIBLE BONDS			10,096,149
TOTAL CORPORATE BONDS (Cost $23,889,718)			19,568,951
Asset-Backed Securities - 6.9%

Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R9 Class M9, 2.8088% 10/25/34 (c)(d)		398,266	6,893
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)		1,500,000	827,400
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (c)		$ 2,445,000	$ 978,000
Class G, 9.75% 12/24/37 (c)		3,225,000	1,128,750
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6688% 3/23/19 (c)(d)		2,263,778	1,403,542
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.1088% 6/26/34 (d)		320,804	33,116
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (a)(c)		1,500,000	41,250
Series 1998-A Class F, 7.44% 11/15/14 (a)(c)		832,513	0
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.8163% 3/20/50 (c)(d)		750,000	75,000
Class E, 2.4163% 3/20/50 (c)(d)		3,000,000	150,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (c)		3,920,000	2,800,448
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (c)		344,423	10,333
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (c)		1,595,000	638,000
Class B2, 2.5819% 12/28/35 (c)(d)		1,665,000	632,700
Class D, 9% 12/28/35 (c)		5,170,000	1,559,117
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)		4,300,000	1,075,000
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)		1,330,000	226,100
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)		2,200,000	132,000
Series 2004-1A Class H1, 4.7625% 1/28/40 (c)(d)		2,150,000	129,000
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 4.0288% 11/28/39 (c)(d)		1,000,000	40,000
Class F, 5.5288% 11/28/39 (c)(d)		1,050,000	31,500
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)		3,123,098	1,093,084
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.8088% 6/25/35 (d)(f)		1,070,000	26,861
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9588% 9/25/46 (c)(d)		1,585,808	95,148
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8588% 8/26/30 (c)(d)		550,000	55,000
Class E, 2.3088% 8/26/30 (c)(d)		1,055,000	52,750
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)		990,000	1
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (c)		$ 1,002,528	$ 501,264
Lenox Ltd. Series 2007-1 0% 3/4/45 (c)(d)		1,865,000	2
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (c)		906,885	91
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,665,000	632,700
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.3388% 8/28/38 (c)(d)		3,635,000	1,817,500
Class C1B, 7.696% 8/28/38 (c)		893,000	384,544
Park Place Securities, Inc. Series 2005-WHQ1 Class M10, 2.8088% 3/25/35 (c)(d)		890,607	12,206
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (c)		2,016,750	1,512,562
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		546,054	100,999
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2588% 9/25/46 (c)(d)		1,190,000	11,900
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.6663% 2/5/36 (c)(d)		2,132,751	21,328
Class E, 5.5163% 2/5/36 (c)(d)		577,160	5,772
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (c)		1,925,000	1,443,750
Class IV, 6.84% 5/22/37 (c)		2,706,622	1,082,649
Series 2003-1A Class B2, 5.4802% 12/28/38 (c)		700,000	455,000
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (c)(d)		4,815,000	288,900
Series 2006-1A Class A2A, 1.4422% 9/25/26 (c)(d)		2,320,000	742,400
TOTAL ASSET-BACKED SECURITIES (Cost $70,576,576)			22,254,560
Collateralized Mortgage Obligations - 5.0%

Private Sponsor - 4.7%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5544% 3/15/22 (c)(d)		5,325,000	3,895,669
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (c)(d)		629,824	73,669
Class B4, 5.5% 9/25/35 (c)(d)		274,143	6,564
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(d)		740,783	143,977
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2002-R1:
Class B4, 6.61% 7/25/32 (c)(d)		$ 1,312,167	$ 122,483
Series 2002-R2 Class 2B4, 5.6207% 7/25/33 (c)(d)		125,340	21,205
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)		690,997	154,619
Class B4, 5.75% 8/25/43 (c)		393,121	39,016
Class B5, 5.75% 8/25/43 (c)		126,753	3,076
Series 2003-40:
Class B3, 4.5% 10/25/18 (c)		168,190	25,750
Class B4, 4.5% 10/25/18 (c)		67,276	7,905
Class B5, 4.5% 10/25/18 (c)		218,156	10,362
Series 2003-50:
Class B4, 5% 11/25/18 (c)		203,294	31,124
Class B5, 5% 11/25/18 (c)		202,820	10,019
Series 2003-R1:
Class 2B4, 5.5567% 2/25/43 (c)(d)		98,153	14,910
Class 2B5, 5.5567% 2/25/43 (c)(d)		330,059	32,781
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		676,037	66,303
Series 2003-R3 Class B3, 5.5% 11/25/33 (c)		654,207	110,100
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (c)(d)		878,229	83,252
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7566% 9/25/19 (c)(d)		149,114	23,858
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		254,600	30,552
Class 4B4, 7% 10/25/17		77,644	6,988
Class 4B5, 7% 10/25/17 (c)		45,780	801
Series 2004-5:
Class CB5, 5.0644% 8/25/19 (c)(d)		144,415	5,777
Class CB6, 5.0644% 8/25/19 (c)(d)		95,800	2,874
Series 2005-10 Class CB5, 5.1931% 11/25/20 (c)(d)		259,538	1,298
Series 2005-2 Class CB4, 5.2198% 3/25/35 (c)(d)		664,106	19,923
Diversified REIT Trust Series 2000-1A:
Class F, 6.971% 3/8/10 (c)		1,170,000	163,800
Class G, 6.971% 3/8/10 (c)		1,335,000	160,200
Class H, 6.971% 3/8/10 (c)		1,835,000	183,500
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (c)		3,373,980	168,699
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (c)		195,376	143,877
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (c)		$ 1,056,085	$ 1,050,907
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.8444% 6/15/22 (c)(d)		5,997,768	3,778,594
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)		472,967	355,994
Class B2, 7% 2/19/30 (c)		405,400	94,050
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.3319% 7/10/35 (c)(d)		1,353,607	599,512
Series 2005-A Class B6, 2.3819% 3/10/37 (c)(d)		746,956	112,267
Series 2006-B Class B6, 2.0444% 7/15/38 (c)(d)		1,095,310	37,679
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)		126,544	21,249
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.8819% 12/10/35 (c)(d)		425,638	154,422
Series 2004-A:
Class B7, 4.6319% 2/10/36 (c)(d)		451,690	135,055
Class B9, 9.3819% 2/10/36 (c)(d)		735,351	208,913
Series 2004-B:
Class B8, 5.1319% 2/10/36 (c)(d)		380,597	71,286
Class B9, 8.6319% 2/10/36 (c)(d)		645,917	121,303
Series 2004-C:
Class B7, 3.8819% 9/10/36 (c)(d)		1,946,959	382,188
Class B8, 4.6319% 9/10/36 (c)(d)		1,733,720	279,996
Class B9, 7.3819% 9/10/36 (d)		648,986	98,386
Series 2005-A:
Class B10, 8.8819% 3/10/37 (c)(d)		466,847	43,183
Class B7, 3.3819% 3/10/37 (c)(d)		1,400,542	188,373
Class B9, 6.1319% 3/10/37 (c)(d)		1,626,496	175,011
Series 2005-B:
Class B7, 3.4819% 6/10/37 (c)(d)		1,655,956	191,925
Class B8, 4.2819% 6/10/37 (c)(d)		570,385	45,174
Class B9, 6.1319% 6/10/37 (c)(d)		551,985	44,214
Series 2005-C:
Class B7, 3.4819% 9/10/37 (c)(d)		1,737,665	162,819
Class B8, 4.1319% 9/10/37 (c)(d)		1,003,879	67,461
Class B9, 6.0819% 9/10/37 (c)(d)		1,643,227	116,998
Series 2005-D:
Class B7, 4.5944% 12/15/37 (c)(d)		1,578,143	140,297
Class B8, 6.0944% 12/15/37 (c)(d)		1,299,647	110,990
Series 2006-A:
Class B7, 3.8444% 3/15/38 (c)(d)		1,025,791	58,060
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2006-A:
Class B8, 4.1944% 3/15/38 (c)(d)		$ 658,414	$ 28,773
Class B9, 5.8444% 3/15/38 (c)(d)		410,316	18,834
Series 2006-B Class B7, 4.1944% 7/15/38 (c)(d)		1,132,439	54,923
Series 2007-A Class B10, 5.0944% 2/15/39 (c)(d)		1,575,100	40,008
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 5.5163% 12/5/36 (c)(d)		3,414,816	34,148
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (c)		307,720	193,836
TOTAL PRIVATE SPONSOR			14,981,759
U.S. Government Agency - 0.3%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (f)		643,777	193,009
Class B4, 7% 9/25/41 (f)		352,561	79,792
Class B5, 7% 9/25/41 (f)		322,811	25,303
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 5.2683% 2/25/42 (c)(d)		137,006	38,336
Class 3B5, 5.2683% 2/25/42 (c)(d)		121,875	11,839
Class B4, 6% 2/25/42 (c)		725,333	51,303
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 5.3381% 1/25/42 (c)(d)		114,927	22,587
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (f)		2,145,171	436,447
Class B4, 5.75% 12/25/42 (f)		1,312,590	217,660
Class B5, 5.75% 12/25/42 (f)		312,794	7,768
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 5.474% 6/25/43 (d)(f)		357,417	51,079
Class 2B5, 5.474% 6/25/43 (d)(f)		324,187	33,079
TOTAL U.S. GOVERNMENT AGENCY			1,168,202
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,505,402)			16,149,961
Commercial Mortgage Securities - 70.0%
		Principal Amount (b)	Value
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.3225% 2/14/29 (c)(d)		$ 1,895,000	$ 1,042,250
Series 1997-D4:
Class B1, 7.525% 4/14/29		1,355,000	1,309,870
Class B5, 7.525% 4/14/29		4,476,925	740,649
Series 1997-D5:
Class A3, 6.9491% 2/14/43 (d)		1,007,000	960,598
Class A5, 7.0191% 2/14/43 (d)		1,559,000	1,357,082
Class A7, 7.5091% 2/14/43 (d)		2,700,000	1,652,822
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.3972% 2/10/51 (c)(d)		1,970,000	197,000
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		3,499,368	3,400,740
Series 2004-4:
Class K, 4.637% 7/10/42 (c)(d)		1,650,000	151,972
Class L, 4.637% 7/10/42 (c)(d)		1,690,000	152,639
Series 2005-4 Class H, 5.3256% 7/10/45 (c)(d)		525,000	64,800
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.3444% 3/15/22 (c)(d)		2,310,000	808,500
Bear Stearns Commercial Mortgage Securities Trust:
Series 1998-C1 Class F, 6% 6/16/30 (c)		600,000	500,332
Series 1999-C1:
Class G, 5.64% 2/14/31 (c)		915,000	549,000
Class H, 5.64% 2/14/31 (c)		1,475,030	442,509
Class I, 5.64% 2/14/31 (c)		3,200,000	160,000
Series 2007-BBA8:
Class K, 1.5444% 3/15/22 (c)(d)		1,595,000	478,500
Class L, 2.2444% 3/15/22 (c)(d)		3,703,000	740,600
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (c)		4,580,934	1,969,802
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.0189% 8/1/24 (c)(d)		136,955	59,890
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.7976% 10/25/22 (c)(d)		75,554	7,869
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (c)		2,500,000	2,414,316
Class H, 6.34% 5/18/30 (c)		3,300,000	1,923,021
Series 1998-2 Class J, 6.39% 11/18/30 (c)		3,352,435	535,719
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)		4,000,000	3,025,400
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
COMM pass-thru certificates Series 2001-J2A Class F, 7.0309% 7/16/34 (c)(d)		$ 1,520,000	$ 673,711
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (c)		895,705	840,826
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (c)(d)		1,282,675	1,043,394
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)		5,380,000	2,943,948
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,202,500
Class H, 6% 11/17/32		4,372,000	2,142,280
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (c)(d)		3,190,000	753,009
Series 1998-C1:
Class F, 6% 5/17/40 (c)		12,000,000	6,265,895
Class H, 6% 5/17/40 (c)		3,600,000	318,559
Series 1998-C2:
Class F, 6.75% 11/11/30 (c)		4,000,000	2,830,988
Class G, 6.75% 11/11/30 (c)		1,065,000	488,549
Series 2001-CK6 Class NW, 6.08% 8/15/36 (f)		2,009,858	301,479
Series 2001-SPGA Class C, 6.809% 8/13/18 (c)		400,000	301,273
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (c)(d)		6,026,000	2,410,400
Series 2003-C3 Class J, 4.231% 5/15/38 (c)		2,400,000	629,320
Series 2004-TF2A Class AX, 0% 11/15/19 (c)(d)(e)		3,186,451	319
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.2444% 2/15/22 (c)(d)		2,385,000	214,650
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 1.8214% 5/15/23 (c)(d)		2,824,000	807,737
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (c)		6,101,000	2,440,400
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		3,600,000	3,624,647
Class J, 6.22% 6/15/31		6,665,000	2,666,000
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (c)		5,785,000	5,134,686
Series 1998-CG1 Class B4, 7.4637% 6/10/31 (c)(d)		5,777,000	5,308,370
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.161% 3/13/28 (d)		2,105,000	1,315,625
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7516% 4/29/39 (c)(d)		231,159	226,536
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
First Union National Bank Commercial Mortgage Trust:
sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)		$ 3,700,000	$ 2,794,318
sequential payer Series 1999-C4 Class C, 7.793% 12/15/31 (c)		2,372,000	2,376,901
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (c)		920,000	700,516
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (c)(d)		2,388,000	1,687,987
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		2,007,394	2,029,660
Series 2001-3 Class C, 6.51% 6/10/38		1,920,000	1,739,102
Series 2002-1A Class H, 7.3917% 12/10/35 (c)(d)		1,015,000	684,535
Series 2005-C3 Class J, 5.1122% 7/10/45 (c)(d)		2,277,000	309,463
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (c)		5,000,000	4,950,000
Class E, 5.587% 12/15/14 (c)		1,350,000	1,336,500
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		3,129,834	438,518
Series 1997-C2:
Class E, 7.624% 4/15/29 (d)		71,296	71,163
Class F, 6.75% 4/15/29 (d)		7,631,000	7,250,240
Class G, 6.75% 4/15/29 (d)		4,000,000	1,763,905
Class H, 6.75% 4/15/29 (d)		6,995,714	1,029,277
Series 1999-C1 Class F, 6.02% 5/15/33 (c)		7,100,000	5,183,000
Series 1999-C2I Class K, 6.481% 9/15/33 (f)		7,875,000	435,743
Series 1999-C3:
Class J, 6.974% 8/15/36 (c)		2,788,000	2,588,723
Class K, 6.974% 8/15/36 (c)		5,260,000	1,410,971
Series 2000-C1:
Class G, 7% 3/15/33 (c)		2,150,000	1,830,279
Class H, 7% 3/15/33 (c)		1,093,000	718,352
Class K, 7% 3/15/33		2,473,000	1,285,336
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 1/5/36 (c)(d)		3,210,000	1,130,582
Series 2005-GG3:
Class J, 4.685% 8/10/42 (c)(d)		900,000	76,837
Class K, 4.685% 8/10/42 (c)(d)		1,700,000	142,621
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.7995% 7/13/30 (c)(d)		3,736,000	2,615,200
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GS Mortgage Securities Corp. II: - continued
Series 1998-GLII:
Class F, 8.011% 4/13/31 (c)(d)		$ 470,253	$ 437,336
Class G, 8.011% 4/13/31 (c)(d)		2,083,000	1,458,100
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (c)(d)		2,850,000	1,140,000
Series 2004-GG2:
Class J, 5.067% 8/1/38 (c)(d)		420,000	63,000
Class K, 5.067% 8/1/38 (c)(d)		720,000	93,600
Series 2006-RR2:
Class M, 5.8202% 6/1/46 (c)(d)		727,000	21,810
Class N, 5.8202% 6/1/46 (c)(d)		160,000	4,800
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (c)(d)		2,003,000	360,540
Class X, 1.8188% 10/15/32 (c)(d)(e)		19,741,622	172,739
Series 2002-C1:
Class C, 5.613% 7/12/37		705,000	539,515
Class E, 6.135% 7/12/37 (c)		1,540,000	1,085,815
Series 2002-CIB4:
Class E, 6.7103% 5/12/34 (c)(d)		1,500,000	1,058,709
Class F, 7.1023% 5/12/34 (c)(d)		1,400,000	916,310
Series 2003-C1 Class D, 5.192% 1/12/37		1,510,000	1,012,169
Series 2003-CB7 Class L, 5.173% 1/12/38 (c)(d)		4,096,000	381,431
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		1,140,000	456,000
Series 2005-PRKS Class A, 9.75% 1/15/15 (c)(d)		2,275,807	1,479,274
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		7,750,000	7,193,723
Series 1999-C7:
Class G, 6% 10/15/35 (c)		10,419,501	9,837,395
Class H, 6% 10/15/35 (c)		1,991,000	1,053,829
Class NR, 6% 10/15/35 (c)		2,601,541	390,231
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,075,000	215,000
Class H, 6% 7/15/31 (c)		2,045,000	204,500
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (c)		2,483,000	74,490
Series 1998-C4 Class G, 5.6% 10/15/35 (c)		2,660,000	2,021,600
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0934% 4/25/21 (c)(d)		331,541	244,246
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
LB-UBS Commercial Mortgage Trust:
Series 2000-C3 Class B, 7.95% 3/15/32		$ 3,545,000	$ 3,561,249
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	1,712,808
Class P, 5.868% 11/15/33		1,320,000	215,714
Series 2002-C1:
Class J, 6.95% 3/15/34 (c)(d)		1,319,000	852,886
Class K, 6.428% 3/15/34 (c)		3,751,000	2,115,696
Series 2002-C2 Class M, 5.683% 7/15/35 (c)		950,000	267,157
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (c)		1,510,000	1,208,000
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(d)		1,393,000	97,510
Class M, 5.45% 5/28/40 (c)(d)		1,533,000	91,980
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	251,381
Class G, 4.384% 7/12/15	CAD	275,000	119,920
Class H, 4.384% 7/12/15	CAD	184,000	76,728
Class J, 4.384% 7/12/15	CAD	275,000	109,726
Class K, 4.384% 7/12/15	CAD	275,000	105,041
Class L, 4.384% 7/12/15	CAD	184,000	67,313
Class M, 4.384% 7/12/15	CAD	772,000	182,621
Series 2005-CA17:
Class F, 4.525% 11/12/37 (d)	CAD	812,000	348,456
Class G, 4.525% 11/12/37 (d)	CAD	846,000	345,716
Class H, 4.525% 11/12/37 (d)	CAD	235,000	90,262
Class J, 4.525% 11/12/37 (d)	CAD	248,000	87,259
Class K, 4.525% 11/12/37 (d)	CAD	261,000	87,451
Class L, 4.525% 11/12/37 (d)	CAD	248,000	79,192
Class M, 4.525% 11/12/37 (d)	CAD	2,057,000	390,916
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (d)		7,281,750	6,189,488
Series 1998-C3 Class E, 6.9857% 12/15/30 (d)		1,335,000	1,161,450
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		2,604,000	429,462
Series 2001-HRPA Class H, 6.778% 2/3/16 (c)		2,075,000	1,452,500
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (c)		1,975,000	904,469
Class J, 5.695% 7/12/34 (c)		700,000	202,841
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (c)(d)		1,869,000	220,562
Class K, 5.091% 8/12/39 (c)(d)		1,482,000	159,363
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-KEY2 Class L, 5.091% 8/12/39 (c)		$ 1,370,000	$ 144,492
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (c)		645,000	38,700
Class G, 12.349% 10/15/13 (c)		465,000	32,550
Class IO, 7.9703% 1/15/18 (d)(e)		911,016	122,987
Series 2004-C2:
Class D, 7.347% 10/15/40 (c)		1,074,000	107,400
Class E, 8.309% 10/15/40 (c)		441,000	35,280
Class F, 10.223% 10/15/40 (c)		772,000	77,200
Class G, 12.933% 10/15/40 (c)		497,000	19,880
Series 2005-C3:
Class D, 7.7% 5/20/44 (c)		1,039,000	103,900
Class E, 8.757% 5/20/44 (c)		738,000	73,800
Class F, 10.813% 5/20/44 (c)		479,000	52,690
Class G, 10% 5/20/44 (c)		673,000	67,300
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (c)		2,787,260	2,369,171
Series 1997-RR Class G1, 7.4751% 4/30/39 (c)(d)		2,875,853	676,688
Series 1998-CF1 Class F, 7.35% 7/15/32 (c)		2,020,000	1,454,400
Series 1998-HF2 Class G, 6.01% 11/15/30 (c)		3,985,745	3,876,985
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (c)		2,106,170	375,378
Class N, 6.54% 3/15/32 (c)		281,801	15,039
Series 2005-HQ7:
Class E, 5.3781% 11/14/42 (d)		1,175,000	268,476
Class F, 5.3781% 11/14/42 (d)		2,380,000	513,390
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (c)		773,000	681,056
Series 2000-PRIN Class C, 7.7372% 2/23/34 (d)		2,379,000	1,834,820
Series 2001-IQA Class F, 6.79% 12/18/32 (c)		1,206,395	1,126,406
Series 2003-TOP9 Class E, 5.8861% 11/13/36 (c)(d)		575,000	240,989
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (c)		5,645,757	5,476,384
Class G, 5% 8/20/30 (c)		1,417,000	1,161,940
Class J, 5% 8/20/30 (c)		2,000,000	1,100,000
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (c)		7,453,000	5,966,272
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (c)		1,494,977	1,497,519
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.8527% 2/15/13 (c)(d)		$ 3,765,000	$ 3,729,819
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)		2,250,000	2,185,200
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	1,170,000	636,888
Class G, 4.456% 9/12/38 (f)	CAD	585,000	300,591
Class H, 4.456% 9/12/38 (f)	CAD	390,000	189,320
Class J, 4.456% 9/12/38 (f)	CAD	390,000	178,354
Class K, 4.456% 9/12/38 (f)	CAD	195,000	79,350
Class L, 4.456% 9/12/38 (f)	CAD	281,000	107,783
Class M, 4.456% 9/12/38 (f)	CAD	1,400,602	265,727
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	832,515
Class G, 4.57% 4/12/23	CAD	505,000	262,014
Class H, 4.57% 4/12/23	CAD	505,000	247,597
Class J, 4.57% 4/12/23	CAD	505,000	234,170
Class K, 4.57% 4/12/23	CAD	253,000	111,053
Class L, 4.57% 4/12/23	CAD	757,000	314,802
Class M, 4.57% 4/12/23	CAD	2,222,418	448,290
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (a)(c)(d)		384,889	99,536
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 6.9194% 5/18/32 (c)(d)		2,500,000	2,121,468
Series 2001-C1 Class E, 6.31% 12/18/35		1,155,000	895,414
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (c)(d)		2,150,000	1,773,750
Class F6, 6.5% 2/18/34 (c)(d)		475,000	389,500
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (c)		2,630,000	1,709,500
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.9194% 9/15/09 (c)(d)		2,500,000	251,165
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 5.8479% 10/15/41 (c)(d)		1,224,919	266,572
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1909% 10/18/31 (c)(d)		5,163,000	4,481,950
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $348,547,377)			224,835,409
Nonconvertible Preferred Stocks - 3.1%
	Shares	Value
Banks and Thrifts - 0.0%
MFH Financial Trust I 9.50% (c)	16,845	$ 84,225
Homebuilding/Real Estate - 3.1%
Annaly Capital Management, Inc. Series A, 7.875%	64,598	1,366,248
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	305,250
Series T, 8.00%	103,000	1,656,240
Series U, 7.75%	16,000	252,000
CenterPoint Properties Trust Series D, 5.377%	2,775	1,262,625
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	1,091,400
Lexington Realty Trust 7.55%	20,000	233,000
Mid-America Apartment Communities, Inc. Series H, 8.30%	61,200	1,366,596
PS Business Parks, Inc. (depositary shares) Series L, 7.60%	44,000	842,160
Public Storage Series M, 6.625%	67,791	1,403,952
		9,779,471
Hotels - 0.0%
Innkeepers USA Trust Series C, 8.00%	35,000	14,350
Red Lion Hotels Capital Trust 9.50%	1,677	25,155
		39,505
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,613,987)		9,903,201
Floating Rate Loans - 0.3%
	Principal Amount (b)
Homebuilding/Real Estate - 0.1%
Tishman Speyer Properties term loan 2.07% 12/27/12 (d)	$ 541,000	178,530
Specialty Retailing - 0.2%
Toys 'R' US, Inc. term loan 3.4181% 12/8/09 (d)	1,134,907	794,435
TOTAL FLOATING RATE LOANS (Cost $1,664,657)		972,965
Preferred Securities - 0.4%

Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (c)	1,100,000	0
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (c)	2,140,000	2
Preferred Securities - continued
	Principal Amount (b)	Value
Diversified Financial Services - continued
Ipswich Street CDO Series 2006-1, 6/27/46 (a)(c)	$ 2,515,000	$ 0
Kent Funding III Ltd. 11/5/47 (c)	1,100,000	0
		2
Homebuilding/Real Estate - 0.4%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (c)	3,000,000	357,543
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (c)	2,730,000	591,788
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (c)	1,100,000	164,930
		1,114,261
TOTAL PREFERRED SECURITIES (Cost $13,471,227)		1,114,263
Cash Equivalents - 7.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $24,343,000)	$ 24,343,348	24,343,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $558,611,944)		319,142,310
NET OTHER ASSETS - 0.6%		1,962,469
NET ASSETS - 100%		$ 321,104,779
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Issuer is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $197,024,858 or 61.4% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,266,233 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,027,540
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 557,873
Class B4, 7% 9/25/41	11/2/01	$ 163,941
Class B5, 7% 9/25/41	11/2/01	$ 69,404
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,616,587
Class B4, 5.75% 12/25/42	3/25/03	$ 698,954
Class B5, 5.75% 12/25/42	3/25/03	$ 50,047
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 5.474% 6/25/43	9/29/03	$ 145,145
Class 2B5, 5.474% 6/25/43	9/29/03	$ 44,250
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.8088% 6/25/35	6/3/05	$ 943,960
Security	Acquisition Date	Acquisition Cost
Real Estate Asset Liquidity Trust Series 2006-2: Class F, 4.456% 9/12/38	10/2/06	$ 985,370
Class G, 4.456% 9/12/38	10/2/06	$ 477,364
Class H, 4.456% 9/12/38	10/2/06	$ 277,938
Class J, 4.456% 9/12/38	10/2/06	$ 257,475
Class K, 4.456% 9/12/38	10/2/06	$ 113,810
Class L, 4.456% 9/12/38	10/2/06	$ 157,676
Class M, 4.456% 9/12/38	10/2/06	$ 517,230
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$24,343,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,073,731
Bank of America, NA	2,066,983
Barclays Capital, Inc.	3,444,972
Credit Suisse Securities (USA) LLC	170,121
Deutsche Bank Securities, Inc.	3,807,305
HSBC Securities (USA), Inc.	3,444,972
ING Financial Markets LLC	1,148,324
J.P. Morgan Securities, Inc.	8,038,268
Mizuho Securities USA, Inc.	574,162
Societe Generale, New York Branch	574,162
24,343,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 319,142,310	$ 8,556,351	$ 225,356,979	$ 85,228,980
Percentage of Market Value	100%	2.7%	70.6%	26.7%
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 88,494,287
Total Realized Gain (Loss)	(456,254)
Total Unrealized Gain (Loss)	(22,466,422)
Cost of Purchases	7,947,493
Proceeds of Sales	(4,900,462)
Amortization/Accretion	(1,671,788)
Transfer in/out of Level 3	18,282,126
Ending Balance	$ 85,228,980

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $7,057,288 all of which will expire on November 30, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $24,343,000) - See accompanying schedule: Unaffiliated issuers (cost $558,611,944)		$ 319,142,310
Cash		719
Receivable for investments sold		130,878
Dividends receivable		125,301
Interest receivable		2,890,454
Prepaid expenses		2,793
Total assets		322,292,455

Liabilities
Payable for investments purchased	$ 796,323
Distributions payable	67,635
Accrued management fee	187,366
Other affiliated payables	16,696
Other payables and accrued expenses	119,656
Total liabilities		1,187,676

Net Assets		$ 321,104,779
Net Assets consist of:
Paid in capital		$ 558,923,009
Undistributed net investment income		16,211,844
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,557,220)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(239,472,854)
Net Assets, for 55,690,434 shares outstanding		$ 321,104,779
Net Asset Value, offering price and redemption price per share ($321,104,779 ÷ 55,690,434 shares)		$ 5.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2009

Investment Income
Dividends		$ 741,903
Interest (including $6,079 from affiliated interfund lending)		17,669,827
Total income		18,411,730

Expenses
Management fee	$ 1,098,749
Transfer agent fees	23,269
Accounting fees and expenses	75,004
Custodian fees and expenses	4,761
Independent trustees' compensation	1,228
Audit	209,177
Legal	1,708
Miscellaneous	4,456
Total expenses before reductions	1,418,352
Expense reductions	(3,681)	1,414,671
Net investment income		16,997,059
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,798,638)
Foreign currency transactions	1,032
Total net realized gain (loss)		(5,797,606)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,042,096
Assets and liabilities in foreign currencies	4,526
Total change in net unrealized appreciation (depreciation)		1,046,622
Net gain (loss)		(4,750,984)
Net increase (decrease) in net assets resulting from operations		$ 12,246,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,997,059	$ 41,528,645
Net realized gain (loss)	(5,797,606)	(8,090,058)
Change in net unrealized appreciation (depreciation)	1,046,622	(217,364,222)
Net increase (decrease) in net assets resulting from operations	12,246,075	(183,925,635)
Distributions to shareholders from net investment income	(11,682,110)	(42,827,864)
Distributions to shareholders from net realized gain	-	(1,214,888)
Total distributions	(11,682,110)	(44,042,752)
Share transactions Proceeds from sales of shares	15,000,000	98,892,972
Reinvestment of distributions	11,056,384	40,638,082
Cost of shares redeemed	(17,878,912)	(119,616,099)
Net increase (decrease) in net assets resulting from share transactions	8,177,472	19,914,955
Total increase (decrease) in net assets	8,741,437	(208,053,432)

Net Assets
Beginning of period	312,363,342	520,416,774
End of period (including undistributed net investment income of $16,211,844 and undistributed net investment income of $10,896,895, respectively)	$ 321,104,779	$ 312,363,342
Other Information Shares
Sold	2,648,936	10,985,084
Issued in reinvestment of distributions	1,969,724	4,777,586
Redeemed	(3,204,500)	(12,960,929)
Net increase (decrease)	1,414,160	2,801,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2009

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 12,246,075
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Decrease in receivable for investments sold	2,618,938
Increase in dividend receivable	(32,842)
Decrease in interest receivable	489,988
Decrease in prepaid expenses	2,763
Decrease in other assets	721
Increase in payable for investments purchased	(1,343,691)
Increase in other payables and accrued expenses	(48,972)
Purchases of long-term investments	(34,920,604)
Proceeds from sales of long-term investments	26,465,173
Purchases of and proceeds from maturities/sales of short-term investments - net	(6,577,179)
Net cash from return of capital distributions	334,360
Net amortization/accretion of premium/discount	(824,348)
Net realized loss on investment securities and foreign currency transactions	5,797,606
Change in net unrealized appreciation (depreciation) on investment securities and assets and liabilities in foreign currencies	(1,046,622)
Net cash provided by operating activities	3,161,366

Cash flows from financing activities:
Cash Distributions Paid	(798,532)
Proceeds from sales of shares	15,000,000
Cost of shares redeemed	(17,878,912)
Net cash used in financing activities	(3,677,444)
Net increase in cash	(516,078)
Cash, beginning of year	516,797
Cash, end of year	$ 719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31,

Years ended November 30,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.76	$ 10.11	$ 11.37	$ 11.37	$ 11.43	$ 10.96
Income from Investment Operations
Net investment income D	.309	.804	.871	.958	.787	.947
Net realized and unrealized gain (loss)	(.084)	(4.294)	(1.177)	.090	.186	.881
Total from investment operations	.225	(3.490)	(.306)	1.048	.973	1.828
Distributions from net investment income	(.215)	(.835)	(.924)	(.928)	(.853)	(.848)
Distributions from net realized gain	-	(.025)	(.030)	(.120)	(.180)	(.510)
Total distributions	(.215)	(.860)	(.954)	(1.048)	(1.033)	(1.358)
Net asset value, end of period	$ 5.77	$ 5.76	$ 10.11	$ 11.37	$ 11.37	$ 11.43
Total ReturnB, C	4.07%	(37.01)%	(2.96)%	9.80%	9.00%	18.26%
Ratios to Average Net AssetsE
Expenses before reductions	.93%A	.85%	.82%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.93%A	.84%	.82%	.82%	.82%	.82%
Expenses net of all reductions	.93%A	.83%	.82%	.82%	.82%	.81%
Net investment income	11.16%A	9.33%	8.02%	8.61%	7.01%	8.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 321,105	$ 312,363	$ 520,417	$ 599,768	$ 523,457	$ 405,968
Portfolio turnover rate	19%A	20%	17%	22%	18%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. During the year, instability in the credit markets for these asset classes resulted in less frequent observable market trading and fewer dealers valuing these securities. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events and changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

As of May 31, 2009, 68% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, vintage year of securities, collateral quality, credit enhancement, market transactions in comparable securities, various relationships between security values and yield to maturity, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to interest income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,280,020
Unrealized depreciation	(236,348,019)
Net unrealized appreciation (depreciation)	$ (232,067,999)
Cost for federal income tax purposes	$ 551,210,309

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $34,920,604 and $26,277,581, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 6,326,529.41%

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,036 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,681.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements - continued

8. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR of its affiliates were the owners of record of 42% of the total outstanding shares of the fund and 1 otherwise unaffiliated shareholder(s) were the owners of record of 12% of the total outstanding shares of the fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and cash flows and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) at May 31, 2009, the results of its operations and its cash flows, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 24, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

REHI-USAN-0709
1.786816.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 5, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 5, 2009

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 5, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 5, 2009